LOANS, FINANCING AND DEBENTURES	3 Months Ended
Mar. 31, 2022
LOANS, FINANCING AND DEBENTURES
LOANS, FINANCING AND DEBENTURES

NOTE 21 - LOANS, FINANCING AND DEBENTURES

The breakdown of loans, financing, and debentures owed by Eletrobras is disclosed below:

	3/31/2022			12/31/2021
			Non			Non
	Average Rate	Current	Current	Average Rate	Current	Current
Foreign Currency
World Bank	2.41%	125,683	63,092	2.41%	149,904	148,214
Banco Interamericano de Desenvolvimento	1.31%	37,109	321,893	1.22%	42,349	379,147
Kreditanstalt fur Wiederaufbau - KFW	3.89%	60,989	455,810	4.77%	65,423	542,639
		223,781	840,795		257,676	1,070,000
National Currency
RGR return	5.00%	250,802	940,508	5.00%	250,802	1,003,208
RGR subsidiaries	5.00%	83,043	581,089	5.00%	83,275	602,157
RGR CCEE	5.00%	30,228	—	5.00%	11,187	—
BNDES	6.13%	459,631	4,557,589	5.63%	458,015	4,668,486
Caixa Econômica Federal	9.25%	680,102	3,034,135	8.22%	806,317	3,072,622
Banco do Brasil	8.61%	806,926	977,188	6.92%	957,151	1,079,149
Bradesco (a)	5.27%	339,736	966,667	7.18%	265,124	1,077,681
Petrobras	1.91%	2,274,219	2,928,570	1.91%	2,199,910	3,327,920
BR Distribuidora	2.21%	22,618	28,079	2.21%	21,941	31,908
State Grid	5.01%	76,328	614,280	5.01%	91,196	647,597
Itaú	12.78%	4,863	500,000	9.15%	4,017	500,000
Banco do Nordeste do Brasil	6.08%	67,247	978,538	7.18%	66,187	987,810
BASA	7.85%	12,594	341,715	8.52%	12,425	344,624
Cigás	—	397,012	183,974	—	393,920	193,249
Other Financial Institutions	10.28%	455,653	365,094	6.51%	481,255	506,579
		5,961,002	16,997,426		6,102,722	18,042,990

(a)	The balance corresponds to the loan of R$ 301,697 from Furnas with Bradesco and R$ 1,004,706 from Eletronorte with Bradesco BBI.

	3/31/2022			12/31/2021
			Non			Non
	Rate	Current	Current	Rate	Current	Current
Bonus
Due 02/04/2025	3.63%	13,596	2,351,413	3.63%	41,302	2,767,841
Due 02/04/2030	4.63%	26,021	3,486,133	4.63%	79,043	4,103,680
		39,617	5,837,546		120,345	6,871,521
Debentures
Eletrobras - Due 04/25/2022	DI Rate + 0.70% per year	1,142,127	—	DI Rate + 0.70% per year	1,113,080	—
Eletrobras- Due 04/25/2024	DI Rate + 1.00% per year	86,845	2,200,000	DI Rate + 1.00% per year	27,053	2,200,000
Eletrobras - Due 04/25/2022	DI Rate + 1.20% per year	40,259	1,000,000	DI Rate + 1.20% per year	12,567	1,000,000
Eletrobras - Due 05/15/2029	IPCA + 5.18% per year	16,145	839,726	IPCA + 5.18% per year	5,447	820,619
Eletrobras - Due 04/15/2026	DI Rate + 1.80% per year	59,617	1,200,000	DI Rate + 1.80% per year	24,304	1,200,000
Eletrobras - Due 04/15/2031	IPCA + 4.91% per year	36,253	1,638,459	IPCA + 4.91% per year	16,232	1,601,176
Furnas - Due 11/15/2024	CDI 117.60% per year	108,625	360,000	CDI 117.60% per year	95,608	360,000
Furnas - Due 11/15/2029	IPCA + 4.08% per year	11,794	922,035	IPCA + 4.08% per year	2,340	897,225
Chesf - Due 01/15/2029	IPCA + 7.03% per year	15,341	134,635	IPCA + 7.03% per year	14,474	141,445
CGT Eletrosul - Due 09/16/2024	DI Rate + 1.78% per year	1,217	214,485	DI Rate + 1.78% per year	5,245	214,465
CGT Eletrosul - Due 09/15/2028	IPCA + 6.80% per year	9,600	108,503	IPCA + 6.80% per year	11,098	110,316
CGT Eletrosul - Due 11/15/2028	IPCA + 3.75% per year	3,762	336,166	IPCA + 3.75% per year	597	327,752
CGT Eletrosul - Due 09/17/2029	IPCA + 5.35% per year	4,755	192,245	IPCA + 5.35% per year	2,118	187,271
Eletronorte - Due 08/04/2024	CDI + 2.75% per year	170,950	236,112	CDI + 2.75% per year	170,657	277,778
Eletronorte - Due 10/20/2024	CDI + 2.60% per year	253,142	395,833	CDI + 2.60% per year	253,190	458,334
		1,960,432	9,778,199		1,754,010	9,796,381

Total financing, loans and debentures		8,184,832	33,453,966		8,234,753	35,780,892

21.1 - Changes in loans, financing and debentures

The table presented below comprises the changes in loans, financing and debentures for the three-month periods ended March 31, 2022, and 2021.

	2021	2020
Opening balance on December 31, 2021 and 2020	44,015,645	47,002,033
Interest, charges, monetary and exchange rate changes incurred	(368,947)	1,624,845
Interest paid	(612,625)	(493,055)
Amortization of the principal	(1,397,057)	(1,530,616)
RGR Derecognition	1,782	5,235
Final balance as of March 31, 2022 and 2021	41,638,798	46,608,442

The long-term portion of loans, financing, and debentures is scheduled to mature as follows:

2022	2023	2024	2025	2026	2027	After 2027	Total
7,069,097	4,770,605	6,626,527	4,317,913	4,168,374	1,710,889	12,975,393	41,638,798

21.2 – Guarantees

The Company acts as a guarantor in several enterprises of its controlled and non-controlled investees. The total exposure to guarantees, consisting of guarantees provided to associates and joint ventures, was in the amount of R$ 31,002,274, as of March 31, 2022, as shown in the table below:

NON-CONTROLLED COMPANIES
				End
				of
Guarantor	Modality	Venture	Debt Balance on 3/31/2022	Guarantee
Eletrobras	SPE	UHE Belo Monte	14,043,677	2042
Eletrobras	SPE	UHE Santo Antônio	5,569,918	2040
Eletrobras	SPE	UHE Jirau	3,307,412	2034
Furnas	SPE	UHE Santo Antônio	2,067,843	2038
Eletrobras	SPE	UHE Teles Pires	1,150,863	2036
Eletrobras	SPE	UHE Jirau	905,763	2035
Furnas	SPE	Mata de Santa Genebra	786,045	2041
Eletrobras	SPE	UHE Sinop	554,885	2038
Eletrobras	SPE	Empresa de Energia São Manoel	536,951	2038
Eletrobras	Corporate	Amazonas Energia (a)	466,032	2026
Eletrobras	SPE	UHE Santo Antônio	417,517	2024
Eletrobras	SPE	UHE Teles Pires	274,714	2032
Eletrobras	SPE	UHE Santo Antônio	221,789	2030
Furnas	SPE	Mata de Santa Genebra	120,711	2030
Furnas	SPE	Empresa de Energia São Manoel	113,357	2033
Eletrobras	SPE	UHE Santo Antônio	89,616	2022
Eletrobras	SPE	Wind farms - Chapada do Piaui II Holding S. A.	77,221	2032
Chesf	SPE	UHE Sinop	76,362	2032
Eletronorte	SPE	UHE Sinop	76,362	2032
Eletrobras	SPE	Interligação Elétrica Garanhus	71,547	2028
Eletrobras	SPE	Wind farms - Chapada do Piaui I Holding S. A.	70,570	2032
Eletrobras	SPE	Transmission enterprises - Caldas Novas Transmissão S. A.	3,119	2028
Non-controlled companies guarantees			31,002,274

(a)	Private instrument arising from lawsuits whose origin is before the privatization and unbundling of Amazonas Energia S.A., to solve previous debts in which Eletrobras is a party given its condition as guarantor.

The guaranteed amount for the subsidiaries of R$ 12,272,993 as of March 31, 2022 is presented in the table below.

SUBSIDIARY COMPANIES
				End
			Debt Balance on	of
Guarantor	Modality	Venture	3/31/2022	Guarantee
Eletrobras	Corporate	Angra III	3,334,056	2036
Eletronuclear	Corporate	Angra III	2,987,557	2038
Eletrobras	Corporate	Emissão de Debêntures - Furnas	952,694	2029
Eletrobras	Corporate	Belo Monte Transmissora de Energia	690,608	2029
Eletrobras	Corporate	Emissão de Debêntures - Furnas	468,625	2024
Eletrobras	Corporate	Diversos - Furnas	400,453	2023
Furnas	Corporate	Modernização da UHE Furnas e UHE Luiz Carlos Barreto de Carvalho	357,658	2031
CGT Eletrosul	SPE	Transmissora Sul Litorânea de Energia	341,339	2029
Eletrobras	Corporate	UHE Simplício	336,094	2026
Eletrobras	Corporate	Complexo Eólico Livramento - Entorno II	277,955	2028
Eletrobras	Corporate	Projetos Corporativos de Transmissão	116,054	2031
Eletrobras	Corporate	Corporate Transmission Projects 2	125,293	2034
Eletrobras	Corporate	Projetos Corporativos Chesf	228,058	2029
Eletrobras	Corporate	Reforço à Estrutura de Capital de Giro	167,467	2024
Eletrobras	Corporate	UHE Mauá	156,691	2028
Eletrobras	Corporate	Linha Verde Transmissora	153,449	2033
Eletrobras	Corporate	Eólicas Casa Nova II e III	152,655	2031
Eletrobras	Corporate	Plano de Investimentos 2012 - 2014	146,714	2029
Eletrobras	Corporate	Transmissora Sul Brasileira de Energia	118,103	2028
Eletrobras	Corporate	Financiamento Corporativo	102,629	2023
Eletrobras	Corporate	UHE São Domingos	105,854	2028
Chesf	Corporate	Transmissora Delmiro Gouveia	101,478	2032
Eletrobras	Corporate	Projetos Corporativos Chesf	87,376	2029
Eletrobras	Corporate	UHE Batalha	73,197	2025
Eletrobras	Corporate	UHE Passo de São João	71,823	2026
Eletrobras	Corporate	Projetos Corporativos CGT Eletrosul	55,887	2023
Chesf	Corporate	Transmissora Delmiro Gouveia	47,574	2031
Eletrobras	Corporate	Projetos de Inovação	39,363	2023
Eletrobras	Corporate	UHE Baguari	18,765	2026
Eletrobras	Corporate	RS Energia	17,398	2027
CGT Eletrosul	Corporate	Ampliação do Sistema Sul de Transmissão	17,784	2029
CGT Eletrosul	Corporate	Interligação Brasil x Uruguai	13,348	2029
Eletrobras	Corporate	RS Energia	8,994	2027
Non-controlled companies guarantees			12,272,993

21.3 - Changes in Provision for Guarantees

The changes in guarantees in the three-month periods ended March 31, 2022 and 2021 were as follows:

Opening balance on December 31, 2021 and 2020	425,809	459,004
Updates	7,229	10,631
Write-offs	(286)	(27,594)
Final balance on March 31, 2022 and 2021	432,752	442,041

21.4 - Assumed Obligations - Covenants

The Company is subject to covenants in some of its loans, financings, and debentures. The main covenants impose compliance with certain financial ratios such as Net Debt to EBITDA and Debt Service Coverage Index (ICSD) among others, the existence of corporate guarantees, requirements for changes in corporate control, compliance with necessary licenses and authorizations, and limiting the significant sale of assets. Further details were disclosed in Note 26.4 of the financial statements for the year ended December 31, 2021, with no material change since that period.